SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-63350)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 43  [X]
and
REGISTRATION STATEMENT (No. 811-2890)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 43 [X]
Fidelity Phillips Street Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on ( January 19, 1999) pursuant to paragraph (a)(1) of Rule 485. ( ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR
COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
FIDELITY
CASH RESERVES
(fund number 055, trading symbol FDRXX)
and
FIDELITY
U.S. GOVERNMENT RESERVES
(fund number 050, trading symbol FGRXX)

PROSPECTUS
JANUARY 19, 1999
(fidelity_logo_graphic) (registered trademark) 82 Devonshire Street, Boston, MA 02109
CONTENTS


FUND SUMMARY                  INVESTMENT SUMMARY

                         4    PERFORMANCE

                         5    FEE TABLE

FUND BASICS                   INVESTMENT DETAILS

                         9    VALUING SHARES

SHAREHOLDER INFORMATION  7    BUYING AND SELLING SHARES

                         11   EXCHANGING SHARES

                         11   ACCOUNT FEATURES AND POLICIES

                         14   DIVIDENDS AND CAPITAL GAINS
                              DISTRIBUTIONS

                         14   TAX CONSEQUENCES

FUND SERVICES            14   FUND MANAGEMENT

                         14   FUND DISTRIBUTION

APPENDIX                 15   FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Cash Reserves seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
(small solid bullet) Investing more than 25% of total assets in the financial services industry.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
U.S. GOVERNMENT  RESERVES
INVESTMENT OBJECTIVE. U.S. Government Reserves seeks as high a level of current income as is consistent with the security of principal and liquidity.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in U.S. Government securities and repurchase agreements for those securities and entering into reverse repurchase agreements.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year. Returns are based on past results and are not an indication of future performance.
YEAR-BY-YEAR RETURNS

 CASH RESERVES

CALENDAR YEARS  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
DURING THE PERIODS SHOWN IN THE CHART FOR CASH RESERVES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __,
199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
__,199_).


U.S. GOVERNMENT RESERVES

CALENDAR YEARS            1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                          %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR U.S. GOVERNMENT RESERVES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER
ENDING ___, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___, 19__).

AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED  DECEMBER 31, 1998  PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

CASH RESERVES                              %       %       %

U.S. GOVERNMENT RESERVES                   %       %       %

Note: If FMR had not reimbursed certain fund expenses during these periods, U.S. Government Reserves' total returns would have been lower.
FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [[The annual fund operating expenses provided below for Cash Reserves and U.S. Government Reserves are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for Cash Reserves and U.S. Government Reserves are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period.] [The annual fund operating expenses provided below for Cash Reserves and U.S. Government Reserves are based on historical expenses.]]
SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

WIRE REDEMPTION FEE                                         $5.00

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

FUND OPERATING EXPENSES (PAID BY THE FUNDS)
CASH RESERVES             MANAGEMENT FEE                         %

                          DISTRIBUTION AND SERVICE(12B-1) FEE    NONE

                          OTHER EXPENSES                         %

                          TOTAL ANNUAL FUND OPERATING EXPENSES   %

U.S. GOVERNMENT RESERVES  MANAGEMENT FEE                         %

                          DISTRIBUTION AND SERVICE (12B-1) FEE   NONE

                          OTHER EXPENSES                         %

                          TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% Cash Reserves and __% for U.S. Government Reserves.
This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
CASH RESERVES

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

U.S. GOVERNMENT RESERVES

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE:
CASH RESERVES seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.
FMR will invest more than 25% of the fund's total assets in the financial services industry.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. INVESTMENT OBJECTIVE:
U.S. GOVERNMENT RESERVES seeks as high a level of current income as is consistent with the security of principal and liquidity.
PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. DESCRIPTION OF PRINCIPAL SECURITY TYPES:
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.
U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. PRINCIPAL INVESTMENT RISKS:
Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance. It is important to note that neither the fund's share prices nor their yields are guaranteed by the U.S. Government.
The following factors may significantly affect a fund's performance:
INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.
FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance.
FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
CASH RESERVES seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.
U.S. GOVERNMENT RESERVES seeks as high a level of current income as is consistent with the security of principal and liquidity. The fund may engage in repurchase agreements secured by obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities.
VALUING SHARES
The funds are OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. Each fund's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
Each fund's ASSETS ARE VALUED on the basis of amortized cost. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following WEB SITE and PHONE NUMBERS:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).
Please use the following ADDRESSES:
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) (solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, and certain other 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES
The PRICE TO BUY one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity Funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
MINIMUMS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity retirement accountsA $500
TO ADD TO AN ACCOUNT  $250
Through regular investment plans $100
MINIMUM BALANCE $2,000
For certain Fidelity retirement accountsA $500
A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
These minimums may be lower for purchases through a Fidelity GoalPlannerSM account in Cash Reserves.
There is no minimum account balance or initial or subsequent purchase minimum for purchases through Fidelity Portfolio Advisory
Services   SM    , a qualified state tuition program, certain Fidelity
retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION


PHONE               TO OPEN AN ACCOUNT
1-800-544-7777      (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER FIDELITY FUND.
                    TO ADD TO AN ACCOUNT
                    (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER FIDELITY FUND.
                    (SMALL SOLID BULLET) USE FIDELITY MONEY LINE(REGISTERED TRADEMARK)
                     TO TRANSFER FROM YOUR BANK ACCOUNT.

INTERNET             TO OPEN AN ACCOUNT
WWW.FIDELITY.COM     (SMALL SOLID BULLET) COMPLETE AND SIGN THE APPLICATION.
                     MAKE YOUR CHECK PAYABLE TO THE COMPLETE NAME OF THE FUND.
                     MAIL TO THE ADDRESS UNDER "MAIL" BELOW.
                     TO ADD TO AN ACCOUNT
                     (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER FIDELITY FUND.
                     (SMALL SOLID BULLET) USE FIDELITY MONEY LINE TO TRANSFER FROM YOUR BANK ACCOUNT.

MAIL                  TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS  (SMALL SOLID BULLET) COMPLETE AND SIGN THE APPLICATION. MAKE YOUR CHECK
                      PAYABLE TO THE COMPLETE NAME OF THE FUND.
P.O. BOX 770001       MAIL TO THE ADDRESS AT LEFT.
CINCINNATI, OH        TO ADD TO AN ACCOUNT
45277-0002            (SMALL SOLID BULLET) MAKE YOUR CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. INDICATE YOUR FUND ACCOUNT NUMBER ON
                      YOUR CHECK AND MAIL TO THE ADDRESS AT LEFT.
                      (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER FIDELITY FUND. SEND A
                      LETTER OF INSTRUCTION TO THE ADDRESS AT LEFT, INCLUDING
                      YOUR NAME, THE FUNDS' NAMES, THE FUND ACCOUNT NUMBERS, AND THE DOLLAR
                      AMOUNT OR NUMBER OF
                      SHARES TO BE EXCHANGED.

IN PERSON             TO OPEN AN ACCOUNT

                      (SMALL SOLID BULLET) BRING YOUR APPLICATION AND CHECK TO A FIDELITY
                      INVESTOR CENTER. CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU.
                      TO ADD TO AN ACCOUNT
                      (SMALL SOLID BULLET) BRING YOUR CHECK TO A FIDELITY INVESTOR CENTER.
                      CALL 1-800-544-9797 FOR THE CENTER NEAREST YOU.

WIRE                  TO OPEN AN ACCOUNT
                      (SMALL SOLID BULLET) CALL 1-800-544-7777 TO SET UP YOUR ACCOUNT AND
                      TO ARRANGE A WIRE TRANSACTION.
                      (SMALL SOLID BULLET) WIRE WITHIN 24 HOURS TO: BANKERS TRUST COMPANY,
                      BANK ROUTING # 021001033, ACCOUNT # 00163053.
                      (SMALL SOLID BULLET) SPECIFY THE COMPLETE NAME OF THE FUND AND INCLUDE
                      YOUR NEW FUND ACCOUNT NUMBER AND YOUR NAME.
                      TO ADD TO AN ACCOUNT
                      (SMALL SOLID BULLET) WIRE TO: BANKERS TRUST COMPANY, BANK
                      ROUTING # 021001033, ACCOUNT # 00163053.
                      (SMALL SOLID BULLET) SPECIFY THE COMPLETE NAME OF THE FUND AND INCLUDE
                      YOUR FUND ACCOUNT NUMBER AND YOUR NAME.

AUTOMATICALLY         TO OPEN AN ACCOUNT
                      (SMALL SOLID BULLET) NOT AVAILABLE.
                      TO ADD TO AN ACCOUNT
                      (SMALL SOLID BULLET) USE FIDELITY AUTOMATIC ACCOUNT
                      BUILDE(REGISTERED TRADEMARK)R OR DIRECT DEPOSIT.
                      (SMALL SOLID BULLET) USE FIDELITY AUTOMATIC EXCHANGE SERVICE TO EXCHANGE
                      FROM A FIDELITY MONEY MARKET FUND.


SELLING SHARES
The PRICE TO SELL one share of each fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.


KEY INFORMATION

PHONE                (SMALL SOLID BULLET) CALL THE PHONE NUMBER AT LEFT TO INITIATE
                      A WIRE TRANSACTION OR TO REQUEST A CHECK FOR YOUR
1-800-544-7777        REDEMPTION.
                     (SMALL SOLID BULLET) USE FIDELITY MONEY LINE TO TRANSFER TO
                      YOUR BANK ACCOUNT.
                     (SMALL SOLID BULLET) EXCHANGE TO ANOTHER FIDELITY FUND.
                      CALL THE PHONE NUMBER AT LEFT.



INTERNET              (SMALL SOLID BULLET) EXCHANGE TO ANOTHER FIDELITY FUND.
WWW.FIDELITY.COM      (SMALL SOLID BULLET) USE FIDELITY MONEY LINE TO TRANSFER TO YOUR BANK ACCOUNT.

MAIL                  INDIVIDUAL, JOINT TENANT, SOLE PROPRIETORSHIP, UGMA, UTMA
FIDELITY INVESTMENTS  (SMALL SOLID BULLET) SEND A LETTER OF INSTRUCTION TO THE ADDRESS AT LEFT,
                      INCLUDING YOUR NAME, THE FUND'S NAME, YOUR FUND
P.O. BOX 660602       ACCOUNT NUMBER, AND THE DOLLAR AMOUNT OR NUMBER OF SHARES TO BE SOLD.
                      THE LETTER OF INSTRUCTION
DALLAS, TX            MUST BE SIGNED BY ALL PERSONS REQUIRED TO SIGN FOR TRANSACTIONS,
                      EXACTLY AS THEIR NAMES APPEAR ON
75266-0602            THE ACCOUNT.
                      RETIREMENT ACCOUNT
                      (SMALL SOLID BULLET) THE ACCOUNT OWNER SHOULD COMPLETE A RETIREMENT
                      DISTRIBUTION FORM. CALL 1-800-544-6666 TO REQUEST
                      ONE.
                      TRUST
                      (SMALL SOLID BULLET) SEND A LETTER OF INSTRUCTION TO THE ADDRESS AT LEFT,
                      INCLUDING THE TRUST'S NAME, THE FUND'S NAME, THE
                      TRUST'S FUND ACCOUNT NUMBER, AND THE DOLLAR AMOUNT OR NUMBER OF SHARES TO
                      BE SOLD. THE TRUSTEE MUST
                      SIGN THE LETTER OF INSTRUCTION INDICATING CAPACITY AS TRUSTEE. IF THE
                      TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                      REGISTRATION, PROVIDE A COPY OF THE TRUST DOCUMENT CERTIFIED WITHIN THE
                      LAST 60 DAYS.
                      BUSINESS OR ORGANIZATION
                      (SMALL SOLID BULLET) SEND A LETTER OF INSTRUCTION TO THE ADDRESS AT LEFT,
                      INCLUDING THE FIRM'S NAME, THE FUND'S NAME, THE
                      FIRM'S FUND ACCOUNT NUMBER, AND THE DOLLAR AMOUNT OR NUMBER OF SHARES TO BE SOLD.
                      AT LEAST ONE
                      PERSON AUTHORIZED BY CORPORATE RESOLUTION TO ACT ON THE ACCOUNT MUST SIGN THE
                      LETTER OF INSTRUCTION.
                      (SMALL SOLID BULLET) INCLUDE A CORPORATE RESOLUTION WITH CORPORATE SEAL OR A
                      SIGNATURE GUARANTEE.
                      EXECUTOR, ADMINISTRATOR, CONSERVATOR, GUARDIAN
                      (SMALL SOLID BULLET) CALL 1-800-544-6666 FOR INSTRUCTIONS.

IN PERSON             INDIVIDUAL, JOINT TENANT, SOLE PROPRIETORSHIP, UGMA, UTMA
                      (SMALL SOLID BULLET) BRING A LETTER OF INSTRUCTION TO A FIDELITY INVESTOR CENTER.
                      CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU. THE LETTER OF INSTRUCTION MUST BE SIGNED BY ALL PERSONS REQUIRED
                      TO SIGN FOR TRANSACTIONS,
                      EXACTLY AS THEIR NAMES APPEAR ON THE ACCOUNT.
                      RETIREMENT ACCOUNT
                      (SMALL SOLID BULLET) THE ACCOUNT OWNER SHOULD COMPLETE A RETIREMENT
                      DISTRIBUTION FORM. VISIT A FIDELITY INVESTOR CENTER TO
                      REQUEST ONE. CALL 1-800-544-9797 FOR THE CENTER NEAREST YOU.
                      TRUST
                      (SMALL SOLID BULLET) BRING A LETTER OF INSTRUCTION TO A FIDELITY INVESTOR
                      CENTER. CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU. THE TRUSTEE MUST SIGN THE LETTER OF INSTRUCTION INDICATING
                      CAPACITY AS TRUSTEE. IF THE TRUSTEE'S
                      NAME IS NOT IN THE ACCOUNT REGISTRATION, PROVIDE A COPY OF THE TRUST DOCUMENT
                      CERTIFIED WITHIN THE LAST 60
                      DAYS.
                      BUSINESS OR ORGANIZATION
                      (SMALL SOLID BULLET) BRING A LETTER OF INSTRUCTION TO A FIDELITY INVESTOR
                      CENTER. CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU. AT LEAST ONE PERSON AUTHORIZED BY CORPORATE RESOLUTION TO ACT
                      ON THE ACCOUNT MUST SIGN
                      THE LETTER OF INSTRUCTION.
                      (SMALL SOLID BULLET) INCLUDE A CORPORATE RESOLUTION WITH CORPORATE SEAL OR
                      A SIGNATURE GUARANTEE.
                      EXECUTOR, ADMINISTRATOR, CONSERVATOR, GUARDIAN
                      (SMALL SOLID BULLET) VISIT A FIDELITY INVESTOR CENTER FOR INSTRUCTIONS.
                      CALL 1-800-544-9797 FOR THE CENTER NEAREST YOU.

AUTOMATICALLY         (SMALL SOLID BULLET) USE FIDELITY AUTOMATIC EXCHANGE SERVICE TO EXCHANGE
                      FROM CASH RESERVES AND U.S. GOVERNMENT
                      RESERVES TO ANOTHER FIDELITY FUND.

CHECK                 (SMALL SOLID BULLET) WRITE A CHECK TO SELL SHARES FROM YOUR ACCOUNT.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
However, you should note the following POLICIES AND RESTRICTIONS governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details. ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the funds.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account or between accounts. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic exchange programs can be a convenient way to move money between your investments.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS

FIDELITY AUTOMATIC ACCOUNT BUILDER
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM  FREQUENCY             PROCEDURES
$100     MONTHLY OR QUARTERLY  (SMALL SOLID BULLET) TO SET UP FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE SECTION ON
                               THE FUND APPLICATION.
                               (SMALL SOLID BULLET) TO SET UP FOR EXISTING ACCOUNTS, CALL 1-800-544-6666 OR VISIT
                               FIDELITY'S WEB SITE FOR AN APPLICATION.
                               (SMALL SOLID BULLET) TO MAKE CHANGES, CALL 1-800-544-6666 AT LEAST THREE BUSINESS
                               DAYS PRIOR TO YOUR NEXT SCHEDULED INVESTMENT DATE.



DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUND
MINIMUM  FREQUENCY         PROCEDURES
$100     EVERY PAY PERIOD  (SMALL SOLID BULLET) TO SET UP FOR A NEW ACCOUNT, CHECK THE APPROPRIATE BOX ON THE
                           FUND APPLICATION.
                           (SMALL SOLID BULLET) TO SET UP FOR AN EXISTING ACCOUNT, CALL 1-800-544-6666 OR VISIT
                           FIDELITY'S WEB SITE FOR AN AUTHORIZATION FORM.
                           (SMALL SOLID BULLET) TO MAKE CHANGES YOU WILL NEED A NEW AUTHORIZATION FORM. CALL
                           1-800-544-6666 OR VISIT FIDELITY'S WEB SITE TO OBTAIN ONE.



FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND
MINIMUM  FREQUENCY               PROCEDURES
$100     MONTHLY, BIMONTHLY,     (SMALL SOLID BULLET) TO SET UP, CALL 1-800-544-6666 AFTER BOTH ACCOUNTS ARE OPENED.
         QUARTERLY, OR ANNUALLY  (SMALL SOLID BULLET) TO MAKE CHANGES, CALL 1-800-544-6666 AT LEAST THREE BUSINESS
                                 DAYS PRIOR TO YOUR NEXT SCHEDULED EXCHANGE DATE.


The following other features are also available to buy and sell shares of the funds.
OTHER FEATURES

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.
     (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE WIRE FEATURE BEFORE USING IT. COMPLETE THE APPROPRIATE SECTION ON THE
     APPLICATION WHEN OPENING YOUR ACCOUNT, OR CALL 1-800-544-7777 TO ADD THE FEATURE AFTER YOUR
     ACCOUNT IS OPENED. CALL 1-800-544-7777 BEFORE YOUR FIRST USE TO VERIFY THAT THIS FEATURE IS SET UP
     ON YOUR ACCOUNT.

     (SMALL SOLID BULLET) TO SELL SHARES BY WIRE, YOU MUST DESIGNATE THE U.S. COMMERCIAL BANK ACCOUNT(S) INTO WHICH YOU
     WISH THE REDEMPTION PROCEEDS DEPOSITED.

     (SMALL SOLID BULLET) THERE WILL BE A $5.00 FEE FOR EACH WIRE REDEMPTION FOR CASH RESERVES AND U.S. GOVERNMENT
     RESERVES.





FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
     (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE MONEY LINE FEATURE BEFORE USING IT.
     COMPLETE THE APPROPRIATE SECTION ON
     THE APPLICATION AND THEN CALL 1-800-544-7777 OR VISIT FIDELITY'S WEB SITE BEFORE
     YOUR FIRST USE TO
     VERIFY THAT THIS FEATURE IS SET UP ON YOUR ACCOUNT.

     (SMALL SOLID BULLET) MOST TRANSFERS ARE COMPLETE WITHIN THREE BUSINESS DAYS OF YOUR CALL.

     (SMALL SOLID BULLET) MAXIMUM PURCHASE: $100,000


FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
     CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION.
     (SMALL SOLID BULLET) FOR ACCOUNT BALANCES AND HOLDINGS;

     (SMALL SOLID BULLET) TO REVIEW RECENT ACCOUNT HISTORY;

     (SMALL SOLID BULLET) FOR MUTUAL FUND AND BROKERAGE TRADING; AND

     (SMALL SOLID BULLET) FOR ACCESS TO RESEARCH AND ANALYSIS TOOLS.



FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
     (SMALL SOLID BULLET) FOR ACCOUNT BALANCES AND HOLDINGS;

     (SMALL SOLID BULLET) TO REVIEW RECENT ACCOUNT HISTORY;

     (SMALL SOLID BULLET) TO OBTAIN QUOTES;

     (SMALL SOLID BULLET) FOR MUTUAL FUND AND BROKERAGE TRADING; AND

     (SMALL SOLID BULLET) TO ACCESS THIRD-PARTY RESEARCH ON COMPANIES, STOCKS, MUTUAL FUNDS AND THE MARKET.


TOUCHTONE XPRESS
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
     CALL 1-800-544-5555
     (SMALL SOLID BULLET) FOR ACCOUNT BALANCES AND HOLDINGS;

     (SMALL SOLID BULLET) FOR MUTUAL FUND AND BROKERAGE TRADING;

     (SMALL SOLID BULLET) TO OBTAIN QUOTES;

     (SMALL SOLID BULLET) TO REVIEW ORDERS AND MUTUAL FUND ACTIVITY; AND

     (SMALL SOLID BULLET) TO CHANGE YOUR PERSONAL IDENTIFICATION NUMBER (PIN).



CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.
     (SMALL SOLID BULLET) TO SET UP, COMPLETE THE APPROPRIATE SECTION ON THE APPLICATION.

     (SMALL SOLID BULLET) ALL ACCOUNT OWNERS MUST SIGN A SIGNATURE CARD TO RECEIVE A CHECKBOOK.

     (SMALL SOLID BULLET) YOU MAY WRITE AN UNLIMITED NUMBER OF CHECKS.

     (SMALL SOLID BULLET) MINIMUM CHECK AMOUNT: $500.

     (SMALL SOLID BULLET) DO NOT TRY TO CLOSE OUT YOUR ACCOUNT BY CHECK.

     (SMALL SOLID BULLET) TO OBTAIN MORE CHECKS, CALL FIDELITY AT 1-800-544-6666.



POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as DIVIDENDS. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as CAPITAL GAINS DISTRIBUTIONS.
Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.
EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase.
Shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
3. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.
Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ORDINARY INCOME. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as CAPITAL GAINS at a rate based on how long the securities were held.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. FUND SERVICES


FUND MANAGEMENT
Each fund is a MUTUAL FUND, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company is each fund's MANAGER.
[As of December 31, 1998, FMR had $__ billion in discretionary assets under management.]
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for each fund. [As of December 31, 1998, FIMM had $____ in discretionary assets under management.] FIMM is primarily responsible for choosing investments for each fund.
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a MANAGEMENT FEE to FMR.
The management fee is calculated and paid to FMR every month.
The fee for each fund is calculated by adding a GROUP FEE rate to an INDIVIDUAL FUND FEE rate, dividing by twelve and multiplying the result by the fund's average net assets throughout the month, and then adding an INCOME-BASED FEE.
The income-based fee is 6% of the fund's monthly gross income in excess of an annualized 5% yield, but it cannot rise above an annual rate of 0.24% of the fund's average net assets throughout that month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For November 1998, the group fee rate was __% . The individual fund fee rate is __% for each fund.
The total management fee for the fiscal year ended November 30, 1998 was __% of the fund's average net assets for Cash Reserves and __% of the fund's average net assets for U.S. Government Reserves.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a fund's expenses and boost its performance.
FUND DISTRIBUTION
FDC distributes each fund's shares.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by ___________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]
You can obtain additional information about the funds. The funds' SAI
includes more detailed information about    each     fund    and
its     investments. The SAI is incorporated herein by reference
(legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.
For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.
The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-2890
Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Investments, Goal Planner, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.
Fidelity GoalPlanner and Portfolio Advisory Services are service marks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.
Insert item code number. CAS/FUS-pro-0199
FIDELITY CASH RESERVES
   FIDELITY U.S. GOVERNMENT RESERVES
FUNDS OF FIDELITY PHILLIPS STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
JANUARY    1    9, 1999
   This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Reports are incorporated herein. The Annual Reports are supplied with this SAI.
   To obtain a free additional copy of the Prospectus, dated January 19, 1999, or an Annual Report, please call Fidelity(registered trademark) at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.
TABLE OF CONTENTS                                                PAGE

INVESTMENT POLICIES AND LIMITATIONS                              15

PORTFOLIO TRANSACTIONS                                           18

VALUATION                                                        18

PERFORMANCE                                                      19

ADDITIONAL PURCHASE,    EXCHANGE AND REDEMPTION INFORMATION      22

DISTRIBUTIONS AND TAXES                                          22

TRUSTEES AND OFFICERS                                            22

   CONTROL OF INVESTMENT ADVISERS                                22

MANAGEMENT CONTRACTS                                             19

   DISTRIBUTION SERVICES                                         27

   TRANSFER AND SERVICE AGENT AGREEMENTS                         27

DESCRIPTION OF THE TRUST                                         27

FINANCIAL STATEMENTS                                             28

APPENDIX                                                         28


CAS/FUS-ptb- 0199
(fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109 INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
       INVESTMENT LIMITATIONS OF FIDELITY CASH RESERVES
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided however, that with respect to 25% of its total assets, 10% of its total assets may be invested in the securities of any single issuer;
(2) issue senior securities, except    in connection with the
insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(3) purchase securities on margin (but the fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities);
(4) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) act as an underwriter (except as it may be deemed such in a sale of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) buy or sell commodities or commodity (futures) contracts;
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements;
(10) invest in oil, gas, or other mineral exploration or development programs; or
(11) invest in companies for the purpose of exercising control or management.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to purchase a security (other than obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days and in the securities of money market funds.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
INVESTMENT LIMITATIONS OF FIDELITY U.S. GOVERNMENT RESERVES
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer;
(2) issue senior securities, except    in connection with the
insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(3) purchase securities on margin (but the fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities);
(4) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) act as an underwriter (except as it may be deemed such in a sale of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) buy or sell commodities or commodity (futures) contracts;
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(10) invest in oil, gas, or other mineral exploration or developmental programs; or
(11) invest in companies for the purpose of exercising control or management.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase the voting securities of any issuer.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
   For purposes of limitation (1), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be,
"affiliated persons" of the fund under the    1940 Act.     These
transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES    represent interests in     pools of
mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit
enhancements.    Asset-backed security values may also be affected by
other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
   BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
DOMESTIC AND FOREIGN    INVESTMENTS include     U.S.
dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and
foreign branches of foreign banks.    Domestic and foreign investments
may also include     U.S. dollar-denominated securities issued or
guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by
governmental regulation. Payment of interest and    repayment     of
principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental
restrictions that might affect    repayment     of principal or
   payment     of interest, or the ability to honor a credit
commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
   ILLIQUID SECURITIES        cannot be sold or disposed of in the
ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a     fund may lend money to, and borrow
money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower
than the    costs of bank loans and will lend through the program only when the returns are higher than those available from an investment in
repurchase agreements.     Interfund loans and borrowings normally
extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
   MONEY MARKET INSURANCE. Each fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each fund may incur losses regardless of the insurance.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
Money market securities may be structured    to be    , or may employ
a trust or other    form     so that they are, eligible investments
for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features
can be used to enhance price stability. If a structure    fails to
function     as intended, adverse tax or investment consequences may
result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues
presented by    certain     structured securities. Future tax or other
regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal
securities holders. A municipal security    may be owned     directly
or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer
or a third party at any time or at specified intervals.    In exchange
for this benefit, a fund may accept a lower interest rate. Securities
with put features     are subject to the risk that the put provider is
unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
       REPURCHASE AGREEMENTS    involve an agreement to purchase a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES a   re subject to legal restrictions on their
sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted securities     generally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where registration is required, the    holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop,
   the holder     might obtain a less favorable price than prevailed
when it decided to seek registration of the    security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells    a security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX"    are short sales of securities that
a     fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). Short sales against the box
could be used to protect the net asset value per share    (NAV)     of
the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. I   ssuers may employ various
forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial
institutions.     FMR may rely on its evaluation of the credit or
liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that
might affect its ability to honor its commitment.    Changes in the
credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.
       STRIPPED SECURITIES    are the separate income or principal
components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds. VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some
variable or floating rate securities    are structured with put
features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS
involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and
   investmen    t accounts for which it or its affiliates act as
investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the
reasonableness of any    commissions; and, if applicable, arrangements
for payment of fund expenses.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Each fund     may execute portfolio transactions with
broker-dealers who provide research and execution services to the fund
or other    investment     accounts over which FMR or its affiliates
exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio
strategy, and performance of    investment     accounts; and effect
securities transactions and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment
management services to    that fund     or its other clients, and
conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR
in carrying out its obligations to    a fund.     The receipt of such
research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund     may pay a    broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular
transaction or FMR's overall responsibilities to    that fund     or
its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investmen    t accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   The     Trustees of    each fund     periodically review FMR's
performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
[For the fiscal years ended November    1998,     1997, and 1996, the
funds paid [no] brokerage commissions [of $___].]
[For the fiscal year ended November,    1998     the funds paid [no]
brokerage commissions [of $___] to firms that provided research services.]
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the
same as those of other funds managed by FMR    or its affiliates,
investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the
portfolio of more than one of these funds or    investmen    t
accounts. Simultaneous transactions are inevitable when several funds
and investment accounts are managed by the same    investment
adviser, particularly when the same security is suitable for the
investment objective of more than one fund or    investment
account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
    Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would
deviate from the $1.00 per    share calculated using amortized cost
valuation.     If the Trustees believe that a deviation from a fund's
amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate. PERFORMANCE
   A     fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS.To compute    the yield for a fund     for a
period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to
obtain a current annualized yield.    A fund     also may calculate an
effective yield by compounding the base period return over a one-year period. In addition to the current yield, a fund may quote yields in
advertising based on any historical seven-day period. Yields for    a
fund     are calculated on the same basis as other money market funds, as required by applicable regulation.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment
alternatives. However,    a     fund's yield fluctuates, unlike
investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields
than the balance of the fund's holdings, thereby reducing    a
fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's
NAV over a stated period.    A cumulative total return reflects actual
performance over a stated period of time.     Average annual total
returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures
as opposed to the actual year-to-year performance of    a     fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
   CALCULATING HISTORICAL FUND RESULTS. The following table shows performance for each fund calculated including certain fund expenses.
HISTORICAL FUND RESULTS. The following table shows each fund's 7-day
yield, and total return for the period ended November 30,    1998.

                      AVERAGE ANNUAL TOTAL RETURNS                          CUMULATIVE TOTAL RETURNS

                   THIRTY-/SEVE  ONE      FIVE      TEN                     ONE      FIVE       TEN
                   N-DAY         YEAR     YEARS     YEARS                   YEAR     YEARS      YEARS
                   YIELD



CASH RESERVES                     %       %         %                       %        %          %

U.S. GOVERNMENT
RESERVES



Note: If FMR had not reimbursed certain fund expenses during these periods, U.S. Government Reserves' total returns would have been lower.
The following table shows the income and capital elements of each fund's cumulative total return. The table compares each fund's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended
November 30,    1998    , assuming all distributions were reinvested.
T   otal returns are based on past results and are not an indication
of future performance.     Tax consequences of different investments
have not been factored into the figures below.

During the 10-year period ended November 30,    1998    , a
hypothetical $10,000 investment in Cash Reserves would have grown to $______.

CASH RESERVES                                                            INDEXES

   FISCAL     YEAR   VALUE OF    VALUE OF       VALUE OF       TOTAL     S&P 500   DJIA      COST OF
ENDED                INITIAL     REINVESTED     REINVESTED     VALUE                         LIVING
NOVEMBER 30          $10,000     DIVIDEND       CAPITAL GAIN
                     INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998                 $10,000     $              $ 0            $         $         $         $

1997                 $10,000     $ 7,375        $ 0            $ 17,375  $ 55,623  $ 57,303  $ 13,995

1996                 $10,000     $ 6,500        $ 0            $ 16,500  $ 43,282  $ 46,910  $ 13,744

1995                 $10,000     $ 5,688        $ 0            $ 15,688  $ 33,851  $ 35,730  $ 13,310

1994                 $10,000     $ 4,846        $ 0            $ 14,846  $ 24,712  $ 25,688  $ 12,990

1993                 $10,000     $ 4,311        $ 0            $ 14,311  $ 24,457  $ 24,627  $ 12,634

1992                 $10,000     $ 3,899        $ 0            $ 13,899  $ 22,213  $ 21,471  $ 12,305

1991                 $10,000     $ 3,377        $ 0            $ 13,377  $ 18,745  $ 18,258  $ 11,941

1990                 $10,000     $ 2,593        $ 0            $ 12,593  $ 15,575  $ 15,610  $ 11,594

1989                 $10,000     $ 1,674        $ 0            $ 11,674  $ 16,137  $ 15,875  $ 10,910


Explanatory Notes: With an initial investment of $10,000 in Cash
Reserves on November 30,    1988    , the net amount invested in fund
shares was. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $______    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to    $______ for d    ividends. [The fund did not
distribute any capital gains during the period.]
During the 10-year period ended November 30,    1998,     a
hypothetical $10,000 investment in U.S. Government Reserves would have
grown to $   ______.

U.S. GOVERNMENT RESERVES                                                      INDEXES

YEAR ENDED                VALUE OF    VALUE OF       VALUE OF       TOTAL     S&P 500   DJIA      COST OF
NOVEMBER 30               INITIAL     REINVESTED     REINVESTED     VALUE                         LIVING
                          $10,000     DIVIDEND       CAPITAL GAIN
                          INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998                      $10,000     $              $ 0            $         $         $         $

1997                      $10,000     $ 7,067        $ 0            $ 17,067  $ 55,623  $ 57,303  $ 13,995

1996                      $10,000     $ 6,214        $ 0            $ 16,214  $ 43,282  $ 46,910  $ 13,744

1995                      $10,000     $ 5,425        $ 0            $ 15,425  $ 33,851  $ 35,730  $ 13,310

1994                      $10,000     $ 4,607        $ 0            $ 14,607  $ 24,712  $ 25,688  $ 12,990

1993                      $10,000     $ 4,094        $ 0            $ 14,094  $ 24,457  $ 24,627  $ 12,634

1992                      $10,000     $ 3,737        $ 0            $ 13,737  $ 22,213  $ 21,471  $ 12,305

1991                      $10,000     $ 3,263        $ 0            $ 13,263  $ 18,745  $ 18,258  $ 11,941

1990                      $10,000     $ 2,528        $ 0            $ 12,528  $ 15,575  $ 15,610  $ 11,594

1989                      $10,000     $ 1,627        $ 0            $ 11,627  $ 16,137  $ 15,875  $ 10,910


Explanatory Notes: With an initial investment of $10,000 in U.S.
Government Reserves on November 30,    1988    , the net amount
invested in fund shares was. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $______.     If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to    $______     for
dividends. [The fund did not distribute any capital gains during the period.]
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual
fund performance    indexes     prepared by Lipper or other
organizations. When comparing these    indexes    , it is important to
remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example,    a     fund may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance
to that of other compilations or    indexe    s that may be developed
and made available in the future.
A    money marke    t fund may compare its performance or the
performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Taxable, which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ taxable money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of November 30,    1998, FMR advised over $__ billion in municipal
fund assets, $__ billion in taxable fixed-income fund assets, $__
    in    money market fund assets, $___ billion in equity fund
assets, $__ billion in international fund assets, and $___     billion
in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
Cash Reserves may be advertised as an investment choice under the Fidelity College Savings Plan mutual fund option. Advertising may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical performance. Advertising for the Fidelity College Savings Plan mutual fund option may be used in conjunction with advertising for the Fidelity College Savings Plan brokerage option, a product offered through Fidelity Brokerage Services, Inc.
In addition to performance rankings, a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.
CAPITAL GAINS DISTRIBUTIONS. Each fund may distribute any net realized capital gains once a year or more often, as necessary.
[As of November 30,    1998    , Cash Reserves had a capital loss
carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on November 30, 199_, ____, and ____ , respectively, is available to offset future capital gains.]
[As of November 30,    1998,     U.S. Government Reserves had a
capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on November 30, 199_, ____, and ____ , respectively, is available to offset future capital gains.]
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from
state and local    personal     income taxes, the portion of dividends
from a fund attributable to these securities will also be free from
state and local personal     income taxes. The exemption from state
and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of a fund resulted in a capital gain or
loss or other tax consequence to you    . In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trust are listed below.    The Board of Trustees governs each fund
and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and
review each fund's performance.     Except as indicated, each
individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD    (57),     Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX    (66)    , Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS    (66),     Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES    (55    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor.    Mr. Gates is a Director of LucasVarity
PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES    (71),     Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK    (66    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH    (55)    , Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan(registered trademark) Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY    (65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH    (70),     Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN    (65),     Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
*ROBERT C. POZEN    (52)    , Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS    (70)    , Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
BOYCE I. GREER    (42),     is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
FRED L. HENNING, JR.    (59    ), is Vice President of Fidelity's
Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
JOHN J. TODD    (49)    , is    Vice President and manager of     Cash
Reserves, which he has managed since April 1997.  He also manages
s   everal other Fidelity funds.  Mr. Todd joined Fidelity in
1981.
   Bob Litterst (39) is Vice President and manager of U.S. Government Reserves, which he has managed since April 1997. He also manages several other Fidelity funds. Prior to joining Fidelity in December 1991, Mr. Litterst was vice president and manager of the money market group at Prudential Insurance Company from 1986 to 1991.
ERIC D. ROITER    (50),     Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER    (51)    , Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO    (52),     Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52)    , Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON    (40),     Assistant Treasurer (1996), is
Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended November 30   , 1998,     or
calendar year ended December 31, 1997, as applicable.
COMPENSATION TABLE


TRUSTEES                       AGGREGATE          AGGREGATE         TOTAL
AND                            COMPENSATION       COMPENSATION      COMPENSATION
MEMBERS OF THE ADVISORY BOARD  FROM               FROM              FROM THE
                               CASH RESERVES B,C  U.S. GOVERNMENT   FUND COMPLEX*
                                                  RESERVES B,D      A


J. GARY BURKHEAD **            $ 0                $ 0               $ 0

RALPH F. COX                   $                  $                 $ 214,500

PHYLLIS BURKE DAVIS            $                  $                 $ 210,000

ROBERT M. GATES ***            $                  $                 $176,000

EDWARD C. JOHNSON 3D **        $ 0                $ 0               $ 0

E. BRADLEY JONES               $                  $                 $ 211,500

DONALD J. KIRK                 $                  $                 $ 211,500

PETER S. LYNCH **              $ 0                $ 0               $ 0

WILLIAM O. MCCOY****           $                  $                 $ 214,500

GERALD C. MCDONOUGH            $                  $                 $ 264,500

MARVIN L. MANN                 $                  $                 $ 214,500

ROBERT C. POZEN**              $ 0                $ 0               $ 0

THOMAS R. WILLIAMS             $                  $                  $214,500


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
***Mr. Gates was appointed to the Board of Trustees Fidelity Phillips Street Trust effective March 1, 1997.
   **** Mr. McCoy was appointed to the Board of Trustees Fidelity Phillips Street Trust effective January 1, 1997.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
[trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name]. Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan are    subject to vesting     and are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [As of ______, approximately __% of Cash Reserves' and __% of U.S. Government Reserves' total outstanding shares was held by FMR and an FMR affiliate. FMR Corp. is the ultimate parent company of FMR and this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Cash Reserves' and U.S. Government Reserves' shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]
[As of November 30,    1998, t    he Trustees, Members of the Advisory
Board, and officers of each fund owned, in the aggregate, less than __% of each fund's total outstanding shares.]
   CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under each management contract, each fund pays FMR a monthly management fee which has three components: a group fee rate, an individual fund fee rate, and an income-based component of 6% of the fund's monthly gross income in
excess of an annualized 5% yield.    For this purpose, gross income
includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations,
less amortization of premium on portfolio obligations.     The maximum
income-based component is an amount equal to an annual rate of 0.24% of the fund's average net assets throughout the month.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
GROUP FEE RATE SCHEDULE      EFFECTIVE ANNUAL FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET       EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS          RATE

 0 - $3 BILLION  .3700%       $ 0.5 BILLION  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 OVER 516        .1100

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at    $___ bill    ion of group net assets - the approximate
level for November 1998 - was    ___%    , which is the weighted
average of the respective fee rates for each level of group assets up to $___ billion.
Each fund's individual fund fee rate is 0.03%.
One-twelfth of the sum of the group fee rate and the individual fund fee rate is applied to the fund's average net assets for the month,
giving a dollar amount which is the fee for that month    to which the
income-based component is added.
Cash Reserves' management contract further provides that FMR will reimburse the fund, in an amount not in excess of the fund's management fee for any fiscal year, if the fund's aggregate operating expenses exceed 1% of the average net assets of the fund.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.
FUND                      FISCAL YEARS ENDED  MANAGEMENT FEES
                          NOVEMBER 30         PAID TO FMR

CASH RESERVES                1998                $

                          1997                $ 47,443,000

                          1996                $ 40,411,000

U.S. GOVERNMENT RESERVES     1998                $

                          1997                $ 2,517,000

                          1996                $ 2,461,000

   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
SUB-ADVISER. FMR has entered into a sub-advisory agreement with FIMM
pursuant to which FIMM has primary responsibility for    choosing
investments for     the funds   . Previously, FMR Texas Inc. (FMR
Texas) had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
Under the terms of the sub-advisory agreements    for Cash Reserves
and U.S. Government Reserves    , FMR pays FIMM fees equal to 50% of
the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
Fees paid to FMR Texas    and FIMM by FMR on behalf of Cash Reserves
and U.S. Government Reserves     for the past three fiscal years are
shown in the table below.

FUND                      FISCAL YEAR ENDED                  FEES PAID TO FIMM      FEES PAID TO FMR TEXAS
                          NOVEMBER 30

CASH RESERVES                1998                         $                         $

                          1997                                                      $

                          1996                                                      $

U.S. GOVERNMENT RESERVES     1998                         $                         $

                          1997                                                      $

                          1996                                                      $


DISTRIBUTION    SERVICES
   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for
expenses incurred in connection with    providing services intended to
result in the sale of fund shares and/or shareholder support
services.     In addition, the Plan provides that FMR, directly or
through FDC, may    pay intermediaries    , such as banks,
broker-dealers and other service-providers, that provide    those
    services. Currently, the Board of Trustees has authorized such payments for each fund's shares.
   [Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ for Cash Reserves, and $_____ U.S. Government Reserves.]
   [FMR made no payments either directly or] through FDC to intermediaries for the fiscal year ended 1998.]
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares or    stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
   TRANSFER AND SERVICE AGENT AGREEMENTS
Each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC performs transfer agency, dividend disbursing, and shareholder services for each fund.
For providing transfer agency services, FSC receives an account fee
and an asset-based fee each paid monthly    with respect to each
account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for
non-omnibus accounts, fund type.     The account fees are subject to
increase based on postage rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
   FSC also collects each fund's $5.00 wire redemption fee.
In addition, FSC receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in a    qualified state
tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP'    s or Freedom Fund's
assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0175% for    money market funds     of the first $500 million of
average net assets and .0075% for    money market funds     of average
net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.
FUND                         1998      1997       1996

CASH RESERVES             $            $ 806,000  $ 804,000

U.S. GOVERNMENT RESERVES  $            $ 142,000  $ 140,000

DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Cash Reserves and Fidelity U.S. Government Reserves are funds of Fidelity Phillips Street Trust, an open-end management investment company organized as a Delaware business trust on September 17, 1992. Currently, there are two funds in Fidelity Phillips Street Trust: Fidelity Cash Reserves and Fidelity U.S. Government Reserves. The Trustees are permitted to create
additional funds    in the trust.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets
of each fund in the trust shall be charged with the liabilities    and
expenses     attributable to such fund.    Any general expenses of the
trust shall be allocated between or among any one or more of the funds.
SHAREHOLDER LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the
trust.    The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
   The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each
dollar of net asset value you own.    The voting rights of
shareholders can be changed only by a shareholder vote. Shares may be
voted in the aggregate, by fund and by clas    s
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   Each     trust    or any of its funds     may be terminated upon
the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of
shareholders.    In the event of the dissolution or liquidation of a
trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
Under the Trust Instrument, the Trustees may, without shareholder
vote, a    in order to change the form of organization of the trust
cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or corporations, as long as the surviving entity is an open-end management investment company, or is fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.
CUSTODIAN.The Bank of New York, 110 Washington Street, New York, New
York, is custodian of the assets of    each fund    . The custodian is
responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. _________________ serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended November 30,    1998,     and r   eport(s    ) of
the auditor, are included in each fund's Annual Report and are incorporated herein by reference.
APPENDIX
   Fidelity, Fidelity Investments & (Pyramid) Design, Magellan and Fidelity Focus are registered trademarks of FMR Corp.
   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.



Fidelity Phillips Street Trust
PART C - OTHER INFORMATION
Item 23. Exhibits
 (a) (1) Trust Instrument dated September 17, 1992 is incorporated
herein by reference to   Exhibit 1(g) to Post-Effective Amendment No.
35.
  (2) Supplement to Trust Instrument dated March 31, 1997, is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 42.
  (3) Supplement to Trust Instrument dated June 19, 1997, is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 42.
 (b) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) to Fidelity Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 10.
 (c)  Not applicable.
 (d) (1) Management Contract, dated December 1, 1993, between Fidelity Cash Reserves and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 38.
  (2) Management Contract, dated January 13, 1995, between Fidelity U.S. Government Reserves and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 40.
  (3) Sub-Advisory Agreement, dated January 24, 1993, between Fidelity Management & Research Company and FMR Texas Inc. (currently known as Fidelity Investments Money Management Inc. (FIMM)), on behalf of Fidelity Cash Reserves is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 35.
  (4) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Texas Inc. (currently known as Fidelity Investments Money Management Inc. (FIMM)), on behalf of Fidelity U.S. Government Reserves was filed as Exhibit 5(d) to Post-Effective Amendment No. 38.
 (e) (1) General Distribution Agreement, dated January 24, 1993, between Fidelity Phillips Street Trust and Fidelity Distributors Corporation with respect to Fidelity Cash Reserves is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 35.
  (2) Form of General Distribution Agreement between Fidelity Phillips Street Trust and Fidelity Distributors Corporation with respect to Fidelity U.S. Government Reserves is filed herein as Exhibit (e)(2.)

  (3) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

 (f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
  (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (g) (1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(a) to Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
  (2) Appendix A, dated June 18, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8 (b) of Fidelity Boston Street Trust's Post-Effective Amendment No. 22 (File No. 33-17704).
  (3) Appendix B, dated June 18, 1998, to the Custodian Agreement dated December 1, 1994, between The Bank of New York and Fidelity Phillips Street Trust on behalf of Fidelity Cash Reserves is incorporated herein by reference to Exhibit 8 (c) of Fidelity Boston Street Trust's Post-Effective Amendment No. 22 (File No. 33-17704).
  (4) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (5) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (6) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (7) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (8) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Phillips Street Trust on behalf of Fidelity Cash Reserves, dated May 11, 1995, is incorporated herein by reference to
Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (9) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
 (h)  Not applicable.
 (i)  Not applicable.
 (j)  Not applicable.
 (k)  Not applicable.
 (l)  Not applicable.
 (m) (1) Distribution and Service Plan between Fidelity Cash Reserves and Fidelity Distributors Corporation is incorporated herein by
reference to Exhibit 15(a) to Post-    Effective Amendment No. 42.
     (2) Distribution and Service Plan between Fidelity U.S. Government Reserves and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 42.
 (n) Not applicable.
 (o)      Not applicable.
Item 24. Trusts Controlled by or under Common Control with this Trust The Board of Trustees of this trust is the same as the board of other
Fidelity funds, each of which has Fidelity Management and Research Company, or an affiliate, as its investment adviser. The officers of the Trust are substantially identical to those of other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 25. Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 26. Business and Other Connections of Investment Advisers
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
    82 Devonshire Street, Boston, MA 02109
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

EDWARD C. JOHNSON 3D       CHAIRMAN OF THE BOARD AND DIRECTOR OF FMR; PRESIDENT
                           AND CHIEF EXECUTIVE OFFICER OF FMR CORP.; CHAIRMAN
                           OF THE BOARD AND DIRECTOR OF FMR CORP., FIDELITY
                           INVESTMENTS MONEY MANAGEMENT, INC. (FIMM), FIDELITY
                           MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.), AND
                           FIDELITY MANAGEMENT & RESEARCH (FAR EAST) INC. (FMR
                           FAR EAST); CHAIRMAN OF THE EXECUTIVE COMMITTEE OF
                           FMR; DIRECTOR OF FIDELITY INVESTMENTS JAPAN LIMITED
                           (FIJ); PRESIDENT AND TRUSTEE OF FUNDS ADVISED BY FMR.



ROBERT C. POZEN            PRESIDENT AND DIRECTOR OF FMR; SENIOR VICE PRESIDENT
                           AND TRUSTEE OF FUNDS ADVISED BY FMR; PRESIDENT AND
                           DIRECTOR OF FIMM, FMR U.K., AND FMR FAR EAST;
                           PREVIOUSLY, GENERAL COUNSEL, MANAGING DIRECTOR, AND
                           SENIOR VICE PRESIDENT OF FMR CORP.



PETER S. LYNCH             VICE CHAIRMAN OF THE BOARD AND DIRECTOR OF FMR.



JOHN H. CARLSON            VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



DWIGHT D. CHURCHILL        SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           BOND FUNDS ADVISED BY FMR; VICE PRESIDENT OF FIMM.



BRIAN CLANCY               VICE PRESIDENT OF FMR AND TREASURER OF FMR, FIMM,
                           FMR U.K., AND FMR FAR EAST.



BARRY COFFMAN              VICE PRESIDENT OF FMR.



ARIEH COLL                 VICE PRESIDENT OF FMR.



FREDERIC G. CORNEEL        TAX COUNSEL OF FMR.



STEPHEN G. MANNING         ASSISTANT TREASURER OF FMR, FIMM, FMR U.K., FMR
                           FAR EAST; VICE PRESIDENT AND TREASURER OF FMR CORP.;
                           TREASURER OF STRATEGIC ADVISERS, INC.



WILLIAM DANOFF             SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



SCOTT E. DESANO            VICE PRESIDENT OF FMR.



PENELOPE DOBKIN            VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



WALTER C. DONOVAN          VICE PRESIDENT OF FMR.



BETTINA DOULTON            VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



MARGARET L. EAGLE          VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



WILLIAM R. EBSWORTH        VICE PRESIDENT OF FMR.



RICHARD B. FENTIN          SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



GREGORY FRASER             VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



JAY FREEDMAN               ASSISTANT CLERK OF FMR; CLERK OF FMR CORP., FMR
                           U.K., FMR FAR EAST, AND STRATEGIC ADVISERS, INC.;
                           SECRETARY OF FIMM; ASSOCIATE GENERAL COUNSEL FMR
                           CORP.



DAVID L. GLANCY            VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



BARRY A. GREENFIELD        VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



BOYCE I. GREER             SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           MONEY MARKET FUNDS ADVISED BY FMR; VICE PRESIDENT
                           OF FIMM.



BART A. GRENIER            SENIOR VICE PRESIDENT OF FMR; VICE PRESIDENT OF
                           HIGH-INCOME FUNDS ADVISED BY FMR.



ROBERT HABER               VICE PRESIDENT OF FMR.



RICHARD C. HABERMANN       SENIOR VICE PRESIDENT OF FMR; VICE PRESIDENT OF FUNDS
                           ADVISED BY FMR.



FRED L. HENNING JR.        SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           FIXED-INCOME FUNDS ADVISED BY FMR.



BRUCE T. HERRING           VICE PRESIDENT OF FMR.



ROBERT F. HILL             VICE PRESIDENT OF FMR; DIRECTOR OF TECHNICAL RESEARCH.



ABIGAIL P. JOHNSON         SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           FUNDS ADVISED BY FMR;  DIRECTOR OF FMR CORP.;
                           ASSOCIATE DIRECTOR AND SENIOR VICE PRESIDENT OF EQUITY
                           FUNDS ADVISED BY FMR.



DAVID B. JONES             VICE PRESIDENT OF FMR.



STEVEN KAYE                VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



FRANCIS V. KNOX            VICE PRESIDENT OF FMR; COMPLIANCE OFFICER OF FMR
                           U.K.



HARRIS LEVITON             VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



BRADFORD E. LEWIS          VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



RICHARD R. MACE JR.        VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



CHARLES A. MANGUM          VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



KEVIN MCCAREY              VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



NEAL P. MILLER             VICE PRESIDENT OF FMR.



JACQUES PEROLD             VICE PRESIDENT OF FMR.



ALAN RADLO                 VICE PRESIDENT OF FMR.



ERIC D. ROITER             SENIOR VICE PRESIDENT AND GENERAL COUNSEL OF FMR AND
                           SECRETARY OF FUNDS ADVISED BY FMR.



LEE H. SANDWEN             VICE PRESIDENT OF FMR.



PATRICIA A. SATTERTHWAITE  VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



FERGUS SHIEL               VICE PRESIDENT OF FMR.



RICHARD A. SILVER          VICE PRESIDENT OF FMR.



CAROL A. SMITH-FACHETTI    VICE PRESIDENT OF FMR.



STEVEN J. SNIDER           VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



THOMAS T. SOVIERO          VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



RICHARD SPILLANE           SENIOR VICE PRESIDENT OF FMR; ASSOCIATE DIRECTOR AND
                           SENIOR VICE PRESIDENT OF EQUITY FUNDS ADVISED BY FMR;
                           PREVIOUSLY, SENIOR VICE PRESIDENT AND DIRECTOR OF
                           OPERATIONS AND COMPLIANCE OF FMR U.K.



THOMAS M. SPRAGUE          VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



ROBERT E. STANSKY          SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



SCOTT D. STEWART           VICE PRESIDENT OF FMR.



THOMAS SWEENEY             VICE PRESIDENT OF FMR.



BETH F. TERRANA            SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF A
                           FUND ADVISED BY FMR.



YOKO TILLEY                VICE PRESIDENT OF FMR.



JOEL C. TILLINGHAST        VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.



ROBERT TUCKETT             VICE PRESIDENT OF FMR.



JENNIFER UHRIG             VICE PRESIDENT OF FMR AND OF FUNDS ADVISED BY FMR.



GEORGE A. VANDERHEIDEN     SENIOR VICE PRESIDENT OF FMR AND VICE PRESIDENT OF
                           FUNDS ADVISED BY FMR; DIRECTOR OF FMR CORP.



STEVEN S. WYMER            VICE PRESIDENT OF FMR AND OF A FUND ADVISED BY FMR.




(2)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
    Contra Way, Merrimack, NH 03054
 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
EDWARD C. JOHNSON 3D  CHAIRMAN OF THE BOARD AND DIRECTOR OF FIMM,
                      FMR, FMR CORP., FMR FAR EAST, AND FMR
                      U.K.; CHAIRMAN OF THE EXECUTIVE COMMITTEE OF
                      FMR; PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FMR CORP.; DIRECTOR OF FIDELITY INVESTMENTS JAPAN LIMITED (FIJ); PRESIDENT AND TRUSTEE OF FUNDS ADVISED BY FMR.



ROBERT C. POZEN       PRESIDENT AND DIRECTOR OF FMR; SENIOR VICE
                      PRESIDENT AND TRUSTEE OF FUNDS ADVISED BY FMR;
                      PRESIDENT AND DIRECTOR OF FIMM, FMR U.K., AND
                      FMR FAR EAST; PREVIOUSLY, GENERAL COUNSEL,
                      MANAGING DIRECTOR, AND SENIOR VICE PRESIDENT OF
                      FMR CORP.



FRED L. HENNING JR.   SENIOR VICE PRESIDENT OF FIMM; SENIOR VICE
                      PRESIDENT OF FMR AND VICE PRESIDENT OF
                      FIXED-INCOME FUNDS ADVISED BY FMR.



BOYCE I. GREER        VICE PRESIDENT OF FIMM; SENIOR VICE PRESIDENT
                      OF FMR AND VICE PRESIDENT OF MONEY MARKET
                      FUNDS ADVISED BY FMR.



DWIGHT D. CHURCHILL   VICE PRESIDENT OF FIMM; SENIOR VICE PRESIDENT
                      OF FMR AND VICE PRESIDENT OF BOND FUNDS
                      ADVISED BY FMR.



BRIAN CLANCY          TREASURER OF FIMM, FMR FAR EAST, FMR U.K.,
                      AND FMR AND VICE PRESIDENT OF FMR.



JAY FREEDMAN          SECRETARY OF FIMM; CLERK OF FMR U.K., FMR
                      FAR EAST, FMR CORP. AND STRATEGIC ADVISERS,
                      INC.; ASSISTANT CLERK OF FMR; SECRETARY OF
                      FIMM; ASSOCIATE GENERAL COUNSEL FMR CORP.



STEPHEN G. MANNING    ASSISTANT TREASURER OF FIMM, FMR U.K., FMR
                      FAR EAST, AND FMR; VICE PRESIDENT AND TREASURER
                      OF FMR CORP.; TREASURER OF STRATEGIC ADVISERS,
                      INC.





Item 27. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.
(B)

NAME AND PRINCIPAL  POSITIONS AND OFFICES  POSITIONS AND OFFICES

BUSINESS ADDRESS*   WITH UNDERWRITER       WITH FUND

EDWARD C. JOHNSON 3D  DIRECTOR                  TRUSTEE AND PRESIDENT

MICHAEL MLINAC        DIRECTOR                  NONE

JAMES CURVEY          DIRECTOR                  NONE

MARTHA B. WILLIS      PRESIDENT                 NONE

ERIC D. ROITER        SENIOR VICE PRESIDENT     SECRETARY

CARON KETCHUM         TREASURER AND CONTROLLER  NONE

GARY GREENSTEIN       ASSISTANT TREASURER       NONE

JAY FREEDMAN          ASSISTANT CLERK           NONE

LINDA HOLLAND         COMPLIANCE OFFICER        NONE

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.

Item 28. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, The Bank of New York, 110 Washington Street, New York, NY.
Item 29. Management Services
  Not applicable.

Item 30. Undertakings
  Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 18th day of November 1998.

      FIDELITY PHILLIPS STREET TRUST
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (SIGNATURE)   (TITLE)  (DATE)


/S/EDWARD C. JOHNSON 3D  (DAGGER)    PRESIDENT AND TRUSTEE          NOVEMBER 18, 1998

EDWARD C. JOHNSON 3D                 (PRINCIPAL EXECUTIVE OFFICER)



/S/RICHARD A. SILVER                 TREASURER                      NOVEMBER 18, 1998

RICHARD A. SILVER



/S/ROBERT C. POZEN                   TRUSTEE                        NOVEMBER 18, 1998

ROBERT C. POZEN



/S/RALPH F. COX               *      TRUSTEE                        NOVEMBER 18, 1998

RALPH F. COX



/S/PHYLLIS BURKE DAVIS        *      TRUSTEE                        NOVEMBER 18, 1998

PHYLLIS BURKE DAVIS



/S/ROBERT M. GATES            **     TRUSTEE                        NOVEMBER 18, 1998

ROBERT M. GATES



/S/E. BRADLEY JONES           *      TRUSTEE                        NOVEMBER 18, 1998

E. BRADLEY JONES



/S/DONALD J. KIRK             *      TRUSTEE                        NOVEMBER 18, 1998

DONALD J. KIRK



/S/PETER S. LYNCH             *      TRUSTEE                        NOVEMBER 18, 1998

PETER S. LYNCH



/S/MARVIN L. MANN             *      TRUSTEE                        NOVEMBER 18, 1998

MARVIN L. MANN



/S/WILLIAM O. MCCOY           *      TRUSTEE                        NOVEMBER 18, 1998

WILLIAM O. MCCOY



/S/GERALD C. MCDONOUGH        *      TRUSTEE                        NOVEMBER 18, 1998

GERALD C. MCDONOUGH



/S/THOMAS R. WILLIAMS         *      TRUSTEE                        NOVEMBER 18, 1998

THOMAS R. WILLIAMS


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

FIDELITY ABERDEEN STREET TRUST          FIDELITY HEREFORD STREET TRUST
FIDELITY ADVISOR SERIES I               FIDELITY INCOME FUND
FIDELITY ADVISOR SERIES II              FIDELITY INSTITUTIONAL CASH PORTFOLIOS
FIDELITY ADVISOR SERIES III             FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
FIDELITY ADVISOR SERIES IV              FIDELITY INVESTMENT TRUST
FIDELITY ADVISOR SERIES V               FIDELITY MAGELLAN FUND
FIDELITY ADVISOR SERIES VI              FIDELITY MASSACHUSETTS MUNICIPAL TRUST
FIDELITY ADVISOR SERIES VII             FIDELITY MONEY MARKET TRUST
FIDELITY ADVISOR SERIES VIII            FIDELITY MT. VERNON STREET TRUST
FIDELITY BEACON STREET TRUST            FIDELITY MUNICIPAL TRUST
FIDELITY BOSTON STREET TRUST            FIDELITY MUNICIPAL TRUST II
FIDELITY CALIFORNIA MUNICIPAL TRUST     FIDELITY NEW YORK MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II  FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY CAPITAL TRUST                  FIDELITY PHILLIPS STREET TRUST
FIDELITY CHARLES STREET TRUST           FIDELITY PURITAN TRUST
FIDELITY COMMONWEALTH TRUST             FIDELITY REVERE STREET TRUST
FIDELITY CONCORD STREET TRUST           FIDELITY SCHOOL STREET TRUST
FIDELITY CONGRESS STREET FUND           FIDELITY SECURITIES FUND
FIDELITY CONTRAFUND                     FIDELITY SELECT PORTFOLIOS
FIDELITY CORPORATE TRUST                FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FIDELITY COURT STREET TRUST             FIDELITY SUMMER STREET TRUST
FIDELITY COURT STREET TRUST II          FIDELITY TREND FUND
FIDELITY COVINGTON TRUST                FIDELITY U.S. INVESTMENTS-BOND FUND, L.P.
FIDELITY DAILY MONEY FUND               FIDELITY U.S. INVESTMENTS-GOVERNMENT SECURITIES
FIDELITY DESTINY PORTFOLIOS                FUND, L.P.
FIDELITY DEUTSCHE MARK PERFORMANCE      FIDELITY UNION STREET TRUST
  PORTFOLIO, L.P.                       FIDELITY UNION STREET TRUST II
FIDELITY DEVONSHIRE TRUST               FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FIDELITY EXCHANGE FUND                  NEWBURY STREET TRUST
FIDELITY FINANCIAL TRUST                VARIABLE INSURANCE PRODUCTS FUND
FIDELITY FIXED-INCOME TRUST             VARIABLE INSURANCE PRODUCTS FUND II
FIDELITY GOVERNMENT SECURITIES FUND     VARIABLE INSURANCE PRODUCTS FUND III
FIDELITY HASTINGS STREET TRUST


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/S/EDWARD C. JOHNSON 3D_  JULY 17, 1997

EDWARD C. JOHNSON 3D

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

FIDELITY ABERDEEN STREET TRUST          FIDELITY GOVERNMENT SECURITIES FUND
FIDELITY ADVISOR ANNUITY FUND           FIDELITY HASTINGS STREET TRUST
FIDELITY ADVISOR SERIES I               FIDELITY HEREFORD STREET TRUST
FIDELITY ADVISOR SERIES II              FIDELITY INCOME FUND
FIDELITY ADVISOR SERIES III             FIDELITY INSTITUTIONAL CASH PORTFOLIOS
FIDELITY ADVISOR SERIES IV              FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
FIDELITY ADVISOR SERIES V               FIDELITY INSTITUTIONAL TRUST
FIDELITY ADVISOR SERIES VI              FIDELITY INVESTMENT TRUST
FIDELITY ADVISOR SERIES VII             FIDELITY MAGELLAN FUND
FIDELITY ADVISOR SERIES VIII            FIDELITY MASSACHUSETTS MUNICIPAL TRUST
FIDELITY BEACON STREET TRUST            FIDELITY MONEY MARKET TRUST
FIDELITY BOSTON STREET TRUST            FIDELITY MT. VERNON STREET TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST     FIDELITY MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II  FIDELITY MUNICIPAL TRUST II
FIDELITY CAPITAL TRUST                  FIDELITY NEW YORK MUNICIPAL TRUST
FIDELITY CHARLES STREET TRUST           FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY COMMONWEALTH TRUST             FIDELITY PHILLIPS STREET TRUST
FIDELITY CONGRESS STREET FUND           FIDELITY PURITAN TRUST
FIDELITY CONTRAFUND                     FIDELITY REVERE STREET TRUST
FIDELITY CORPORATE TRUST                FIDELITY SCHOOL STREET TRUST
FIDELITY COURT STREET TRUST             FIDELITY SECURITIES FUND
FIDELITY COURT STREET TRUST II          FIDELITY SELECT PORTFOLIOS
FIDELITY COVINGTON TRUST                FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FIDELITY DAILY MONEY FUND               FIDELITY SUMMER STREET TRUST
FIDELITY DAILY TAX-EXEMPT FUND          FIDELITY TREND FUND
FIDELITY DESTINY PORTFOLIOS             FIDELITY U.S. INVESTMENTS-BOND FUND, L.P.
FIDELITY DEUTSCHE MARK PERFORMANCE      FIDELITY U.S. INVESTMENTS-GOVERNMENT SECURITIES
  PORTFOLIO, L.P.                          FUND, L.P.
FIDELITY DEVONSHIRE TRUST               FIDELITY UNION STREET TRUST
FIDELITY EXCHANGE FUND                  FIDELITY UNION STREET TRUST II
FIDELITY FINANCIAL TRUST                FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FIDELITY FIXED-INCOME TRUST             VARIABLE INSURANCE PRODUCTS FUND
                                        VARIABLE INSURANCE PRODUCTS FUND II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/S/EDWARD C. JOHNSON 3D___________         /S/PETER S. LYNCH________________

EDWARD C. JOHNSON 3D                       PETER S. LYNCH




/S/J. GARY BURKHEAD_______________        /S/WILLIAM O. MCCOY______________

J. GARY BURKHEAD                           WILLIAM O. MCCOY


/S/RALPH F. COX __________________       /S/GERALD C. MCDONOUGH___________

RALPH F. COX                             GERALD C. MCDONOUGH


/S/PHYLLIS BURKE DAVIS_____________     /S/MARVIN L. MANN________________

PHYLLIS BURKE DAVIS                      MARVIN L. MANN


/S/E. BRADLEY JONES________________     /S/THOMAS R. WILLIAMS ____________

E. BRADLEY JONES                         THOMAS R. WILLIAMS


/S/DONALD J. KIRK __________________

DONALD J. KIRK



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

FIDELITY ABERDEEN STREET TRUST          FIDELITY GOVERNMENT SECURITIES FUND
FIDELITY ADVISOR ANNUITY FUND           FIDELITY HASTINGS STREET TRUST
FIDELITY ADVISOR SERIES I               FIDELITY HEREFORD STREET TRUST
FIDELITY ADVISOR SERIES II              FIDELITY INCOME FUND
FIDELITY ADVISOR SERIES III             FIDELITY INSTITUTIONAL CASH PORTFOLIOS
FIDELITY ADVISOR SERIES IV              FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
FIDELITY ADVISOR SERIES V               FIDELITY INSTITUTIONAL TRUST
FIDELITY ADVISOR SERIES VI              FIDELITY INVESTMENT TRUST
FIDELITY ADVISOR SERIES VII             FIDELITY MAGELLAN FUND
FIDELITY ADVISOR SERIES VIII            FIDELITY MASSACHUSETTS MUNICIPAL TRUST
FIDELITY BEACON STREET TRUST            FIDELITY MONEY MARKET TRUST
FIDELITY BOSTON STREET TRUST            FIDELITY MT. VERNON STREET TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST     FIDELITY MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II  FIDELITY MUNICIPAL TRUST II
FIDELITY CAPITAL TRUST                  FIDELITY NEW YORK MUNICIPAL TRUST
FIDELITY CHARLES STREET TRUST           FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY COMMONWEALTH TRUST             FIDELITY PHILLIPS STREET TRUST
FIDELITY CONGRESS STREET FUND           FIDELITY PURITAN TRUST
FIDELITY CONTRAFUND                     FIDELITY REVERE STREET TRUST
FIDELITY CORPORATE TRUST                FIDELITY SCHOOL STREET TRUST
FIDELITY COURT STREET TRUST             FIDELITY SECURITIES FUND
FIDELITY COURT STREET TRUST II          FIDELITY SELECT PORTFOLIOS
FIDELITY COVINGTON TRUST                FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FIDELITY DAILY MONEY FUND               FIDELITY SUMMER STREET TRUST
FIDELITY DAILY TAX-EXEMPT FUND          FIDELITY TREND FUND
FIDELITY DESTINY PORTFOLIOS             FIDELITY U.S. INVESTMENTS-BOND FUND, L.P.
FIDELITY DEUTSCHE MARK PERFORMANCE      FIDELITY U.S. INVESTMENTS-GOVERNMENT SECURITIES
  PORTFOLIO, L.P.                          FUND, L.P.
FIDELITY DEVONSHIRE TRUST               FIDELITY UNION STREET TRUST
FIDELITY EXCHANGE FUND                  FIDELITY UNION STREET TRUST II
FIDELITY FINANCIAL TRUST                FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FIDELITY FIXED-INCOME TRUST             VARIABLE INSURANCE PRODUCTS FUND
                                        VARIABLE INSURANCE PRODUCTS FUND II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/S/ROBERT M. GATES             MARCH 6, 1997

ROBERT M. GATES